TAXATION (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Income Tax Contingency [Line Items]
Recognition of deferred tax liability		$ 1,125	$ 0
Provision for certain immaterial risks	$ 4,700	4,700		$ 2,200
Indonesia | Foreign Tax Authority
Income Tax Contingency [Line Items]
Net deferred tax asset	8,100	8,100		10,400
Recognition of deferred tax liability	1,000	2,300
Indonesia | NR Satu Related Claim | Foreign Tax Authority
Income Tax Contingency [Line Items]
Approximate amount of VAT importation charges included in potential waiver cancellation		24,000
Jordan | Foreign Tax Authority
Income Tax Contingency [Line Items]
Net deferred tax liability	2,300	2,300		$ 1,100
Recognition of deferred tax liability	$ 500	$ 1,100